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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ] Amendment Number : ______________________

This Amendment (Check only one.):      [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TBP Investments Management LLC
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dick Grant
Title:   Chief Financial Officer
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Dick Grant             Dallas, TX             May 15, 2013
-----------------       -----------------        ---------------
(Signature)               (City, State)               (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1     28-10378     BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:       27,231 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------------- ---------- -------- ------------------
                                                                                                            VOTING AUTHORITY
                               TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER   ------------------
NAME OF ISSUER                   CLASS        CUSIP   (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------  ------- ------ -------- ---------- -------- ------ ------ ----
ANADARKO PETE CORP           COM            032511107   2,798   32,000   SH      N/A      SOLE       --    32,000      0    0
BP PLC                       SPONSORED ADR  055622104   2,541   60,000   SH      N/A      SOLE       --    60,000      0    0
DOW CHEM CO                  COM            260543103   1,592   50,000   SH      N/A      SOLE       --    50,000      0    0
ENTERPRISE PRODS PARTNERS L  COM            293792107   3,015   50,000   SH      N/A      SOLE       --    50,000      0    0
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN 570759100     911   15,000   SH      N/A      SOLE       --    15,000      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   2,508   32,000   SH      N/A      SOLE       --    32,000      0    0
PIONEER NAT RES CO           COM            723787107   2,734   22,000   SH      N/A      SOLE       --    22,000      0    0
RANGE RES CORP               COM            75281A109   2,431   30,000   SH      N/A      SOLE       --    30,000      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   1,304   35,000   SH      N/A      SOLE       --    35,000      0    0
VALERO ENERGY CORP NEW       COM            91913Y100   2,729   60,000   SH      N/A      SOLE       --    60,000      0    0
WESTERN GAS EQUITY PARTNERS  COMUNT LTD PT  95825R103   1,709   50,000   SH      N/A      SOLE       --    50,000      0    0
WILLIAMS COS INC DEL         COM            969457100   2,959   79,000   SH      N/A      SOLE       --    79,000      0    0